Segment Information (Table)	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of segment reporting income statement, by segment
Summarized income statements and capital expenditures by segment are shown in the following tables.

	Year Ended September 30, 2016
	Distribution	Pipeline and Storage	Natural Gas Marketing	Eliminations	Consolidated
	(In thousands)
Operating revenues from external parties	$2,338,404	$116,244	$—	$—	$2,454,648
Intersegment revenues	1,374	310,952	—	(312,326)	—
	2,339,778	427,196	—	(312,326)	2,454,648
Purchased gas cost	1,058,576	(58)	—	(312,326)	746,192
Gross profit	1,281,202	427,254	—	—	1,708,456
Operating expenses
Operation and maintenance	407,982	130,610	—	—	538,592
Depreciation and amortization	234,109	56,682	—	—	290,791
Taxes, other than income	197,227	24,616	—	—	221,843
Total operating expenses	839,318	211,908	—	—	1,051,226
Operating income	441,884	215,346	—	—	657,230
Miscellaneous income (expense)	1,171	(1,405)	—	—	(234)
Interest charges	78,238	36,574	—	—	114,812
Income from continuing operations before income taxes	364,817	177,367	—	—	542,184
Income tax expense	130,987	65,655	—	—	196,642
Income from continuing operations	233,830	111,712	—	—	345,542
Income from discontinued operations, net of tax	—	—	4,562	—	4,562
Net income	$233,830	$111,712	$4,562	$—	$350,104
Capital expenditures	$740,246	$346,383	$321	$—	$1,086,950

	Year Ended September 30, 2015
	Distribution	Pipeline and Storage	Natural Gas Marketing	Eliminations	Consolidated
	(In thousands)
Operating revenues from external parties	$2,819,977	$107,008	$—	$—	$2,926,985
Intersegment revenues	1,385	277,949	—	(279,334)	—
	2,821,362	384,957	—	(279,334)	2,926,985
Purchased gas cost	1,574,447	562	—	(279,334)	1,295,675
Gross profit	1,246,915	384,395	—	—	1,631,310
Operating expenses
Operation and maintenance	393,504	122,902	—	—	516,406
Depreciation and amortization	224,094	48,314	—	—	272,408
Taxes, other than income	206,625	23,639	—	—	230,264
Total operating expenses	824,223	194,855	—	—	1,019,078
Operating income	422,692	189,540	—	—	612,232
Miscellaneous income (expense)	284	(1,103)	—	—	(819)
Interest charges	83,087	33,154	—	—	116,241
Income from continuing operations before income taxes	339,889	155,283	—	—	495,172
Income tax expense	134,069	55,480	—	—	189,549
Income from continuing operations	205,820	99,803	—	—	305,623
Income from discontinued operations, net of tax	—	—	9,452	—	9,452
Net income	$205,820	$99,803	$9,452	$—	$315,075
Capital expenditures	$670,620	$292,775	$226	$—	$963,621

	Year Ended September 30, 2014
	Distribution	Pipeline and Storage	Natural Gas Marketing	Eliminations	Consolidated
	(In thousands)
Operating revenues from external parties	$3,137,858	$106,046	$—	$—	$3,243,904
Intersegment revenues	1,363	231,494	—	(232,857)	—
	3,139,221	337,540	—	(232,857)	3,243,904
Purchased gas cost	1,952,869	2,048	—	(232,857)	1,722,060
Gross profit	1,186,352	335,492	—	—	1,521,844
Operating expenses
Operation and maintenance	391,747	90,729	—	—	482,476
Depreciation and amortization	209,485	42,187	—	—	251,672
Taxes, other than income	196,503	13,971	—	—	210,474
Total operating expenses	797,735	146,887	—	—	944,622
Operating income	388,617	188,605	—	—	577,222
Miscellaneous income (expense)	3	(3,006)	—	—	(3,003)
Interest charges	92,997	36,279	—	—	129,276
Income from continuing operations before income taxes	295,623	149,320	—	—	444,943
Income tax expense	121,165	53,447	—	—	174,612
Income from continuing operations	174,458	95,873	—	—	270,331
Income from discontinued operations, net of tax	—	—	19,486	—	19,486
Net income	$174,458	$95,873	$19,486	$—	$289,817
Capital expenditures	$574,656	$248,226	$1,559	$—	$824,441

Revenue from External Customers by Products and Services
The following table summarizes our revenues from external parties by products and services for the fiscal year ended September 30.

	2016	2015	2014
	(In thousands)
Distribution revenues:
Gas sales revenues:
Residential	$1,477,049	$1,761,689	$1,933,099
Commercial	619,979	772,187	876,042
Industrial	98,439	131,034	166,736
Public authority and other	41,307	53,401	64,779
Total gas sales revenues	2,236,774	2,718,311	3,040,656
Transportation revenues	76,690	72,340	68,020
Other gas revenues	24,940	29,326	29,182
Total distribution revenues	2,338,404	2,819,977	3,137,858
Pipeline and storage revenues	116,244	107,008	106,046
Total operating revenues	$2,454,648	$2,926,985	$3,243,904

Schedule of segment reporting balance sheet information, by segment
Balance sheet information at September 30, 2016 and 2015 by segment is presented in the following tables.

	September 30, 2016
	Distribution	Pipeline and Storage	Natural Gas Marketing	Eliminations	Consolidated
	(In thousands)
ASSETS
Property, plant and equipment, net	$6,208,465	$2,060,141	$—	$—	$8,268,606
Investment in subsidiaries	768,415	13,854	—	(782,269)	—
Current assets
Cash and cash equivalents	22,117	—	25,417	—	47,534
Current assets of disposal group classified as held for sale	—	—	162,508	(11,391)	151,117
Other current assets	489,963	39,078	5	(46,011)	483,035
Intercompany receivables	971,665	—	—	(971,665)	—
Total current assets	1,483,745	39,078	187,930	(1,029,067)	681,686
Goodwill	583,950	143,012	—	—	726,962
Noncurrent assets of disposal group classified as held for sale	—	—	28,785	(169)	28,616
Deferred charges and other assets	277,240	27,779	—	—	305,019
	$9,321,815	$2,283,864	$216,715	$(1,811,505)	$10,010,889
CAPITALIZATION AND LIABILITIES
Shareholders’ equity	$3,463,059	$715,672	$66,597	$(782,269)	$3,463,059
Long-term debt	2,188,779	—	—	—	2,188,779
Total capitalization	5,651,838	715,672	66,597	(782,269)	5,651,838
Current liabilities
Current maturities of long-term debt	250,000	—	—	—	250,000
Short-term debt	829,811	—	35,000	(35,000)	829,811
Current liabilities of disposal group classified as held for sale	—	—	81,908	(9,008)	72,900
Other current liabilities	605,790	39,911	3,263	(13,394)	635,570
Intercompany payables	—	957,526	14,139	(971,665)	—
Total current liabilities	1,685,601	997,437	134,310	(1,029,067)	1,788,281
Deferred income taxes	1,055,348	543,390	4,318	—	1,603,056
Regulatory cost of removal obligation	397,162	27,119	—	—	424,281
Pension and postretirement liabilities	297,743	—	—	—	297,743
Noncurrent liabilities of disposal group classified as held for sale	—	—	316	—	316
Deferred credits and other liabilities	234,123	246	11,174	(169)	245,374
	$9,321,815	$2,283,864	$216,715	$(1,811,505)	$10,010,889

	September 30, 2015
	Distribution	Pipeline and Storage	Natural Gas Marketing	Eliminations	Consolidated
	(In thousands)
ASSETS
Property, plant and equipment, net	$5,656,788	$1,759,912	$—	$—	$7,416,700
Investment in subsidiaries	653,249	13,854	—	(667,103)	—
Current assets
Cash and cash equivalents	24,645	—	4,008	—	28,653
Current assets of disposal group classified as held for sale	—	—	148,904	(9,849)	139,055
Other current assets	478,054	50,309	(3,385)	(66,380)	458,598
Intercompany receivables	863,088	—	2,960	(866,048)	—
Total current assets	1,365,787	50,309	152,487	(942,277)	626,306
Goodwill	583,285	142,972	—	—	726,257
Noncurrent assets of disposal group classified as held for sale	—	—	30,385	—	30,385
Deferred charges and other assets	257,635	17,890	(101)	—	275,424
	$8,516,744	$1,984,937	$182,771	$(1,609,380)	$9,075,072
CAPITALIZATION AND LIABILITIES
Shareholders’ equity	$3,194,797	$629,820	$37,283	$(667,103)	$3,194,797
Long-term debt	2,437,515	—	—	—	2,437,515
Total capitalization	5,632,312	629,820	37,283	(667,103)	5,632,312
Current liabilities
Short-term debt	457,927	—	50,000	(50,000)	457,927
Current liabilities of the disposal group classified as held for sale	—	—	89,471	(14,911)	74,560
Other current liabilities	578,439	49,352	5,863	(11,318)	622,336
Intercompany payables	—	866,048	—	(866,048)	—
Total current liabilities	1,036,366	915,400	145,334	(942,277)	1,154,823
Deferred income taxes	1,007,198	411,722	(7,605)	—	1,411,315
Regulatory cost of removal obligation	399,747	27,806	—	—	427,553
Pension and postretirement liabilities	287,373	—	—	—	287,373
Noncurrent liabilities of disposal group classified as held for sale	—	—	347	—	347
Deferred credits and other liabilities	153,748	189	7,412	—	161,349
	$8,516,744	$1,984,937	$182,771	$(1,609,380)	$9,075,072